Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Licenses
Activity related to TDS' Licenses is presented below.

	U.S. Cellular	Wireline	Cable	Total
(Dollars in millions)
Balance at December 31, 2016	$1,890	$2	$3	$1,895
Acquisitions	331	—	—	331
Transferred to Assets held for sale	(10)	—	—	(10)
Exchanges - Licenses received	25	—	—	25
Exchanges - Licenses surrendered	(9)	—	—	(9)
Balance at December 31, 2017	2,227	2	3	2,232
Acquisitions	8	—	—	8
Transferred to Assets held for sale[1]	(51)	—	—	(51)
Divestitures	(11)	—	—	(11)
Exchanges - Licenses received	18	—	—	18
Exchanges - Licenses surrendered	(1)	—	—	(1)
Balance at December 31, 2018	$2,190	$2	$3	$2,195

[1]	Licenses classified as Assets held for sale in 2018 are included in transactions which closed in the first quarter of 2019.

Schedule of Goodwill
Activity related to TDS' Goodwill is presented below.

	U.S. Cellular	Wireline	Cable	Other	Total
(Dollars in millions)
Balance at December 31, 2016	$227	$409	$95	$35	$766
Acquisitions	—	—	5	—	5
Loss on impairment	(227)	—	—	(35)	(262)
Balance at December 31, 2017	—	409	100	—	509
Other	—	—	—	—	—
Balance at December 31, 2018	$—	$409	$100	$—	$509

Schedule of Franchise Rights
Activity related to TDS' Other intangible assets is presented below.

	December 31, 2018			December 31, 2017
	Gross Amount	Accumulated Amortization	Net Amount	Gross Amount	Accumulated Amortization	Net Amount
(Dollars in millions)
Franchise rights	$255	$(17)	$238	$255	$—	$255
Customer lists and Trade name	166	(151)	15	166	(142)	24
Total	$421	$(168)	$253	$421	$(142)	$279